Income Taxes (Schedule of Provision For Income Tax) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Current income taxes
Federal	$ 1,600																	$ 3,100		$ 6,137		$ (625)
State	900					1,300												1,800	2,100	3,624	1,661	(945)
Foreign																		800		3,336
Current Income Tax Expense (Benefit), Total	2,500					1,300												5,700	2,100	13,097	1,661	(1,570)
Deferred income taxes
Federal	(5,300)					6,100												1,000	13,000	23,826	(25,738)	19,849
State	(1,400)					(500)												(1,200)	(300)	986	(3,668)	8,592
Foreign	(200)					1,500												(500)	2,900	(614)	3,540
Deferred Income Tax Expense (Benefit), Total	(6,900)					7,100												(700)	15,600	24,198	(25,866)	28,441
(Benefit)/provision for income taxes	$ (4,400)	$ 10,094	[1]	$ 9,508	[2]	$ 8,424	[3],[4]	$ 9,269	[5]	$ 9,344	[6],[7]	$ 6,206	[8]	$ (3,541)	[10],[9]	$ (36,214)	[11]	$ 5,000	$ 17,700	$ 37,295	$ (24,205)	$ 26,871

[1]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[2]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[3]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[4]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
[5]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[6]	The Company realized an increase in revenue and operating expenses beginning June 1, 2013 as a result of the acquisition of Core NAP.
[7]	During the quarter ended June 30, 2013, the Company recognized a charge of $10,197 for lease termination costs related to exit activities initiated for unutilized space associated with leased office and technical facilities-see Note 15-Commitments and Contingencies.
[8]	The Company realized an increase in revenue and operating expenses beginning December 31, 2012 as a result of the acquisition of Litecast.
[9]	The Company realized an increase in revenue and operating expenses beginning October 1, 2012 as a result of the acquisition of USCarrier.
[10]	The Company realized an increase in revenue and operating expenses beginning December 14, 2012 as a result of the acquisition of First Telecom.
[11]	The Company realized an increase in revenue and operating expenses beginning August 31, 2012 as a result of the acquisition of FiberGate.